Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,472,115,500.00
Previously Paid Amount	0.00
Total Fee Amount	479,499.15
Total Offset Amount	0.00
Net Fee	479,499.15
Narrative - Max Aggregate Offering Price	$ 3,472,115,500.00
Final Prospectus	true